Note 16 - Financial instruments (Detail)					12 Months Ended			11 Months Ended	12 Months Ended
	Nov. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)	Nov. 30, 2010 USD ($)	Nov. 30, 2009 USD ($)	Nov. 30, 2012 Revenues [Member] One Customer [Member]	Nov. 30, 2011 Revenues [Member] Customer A [Member]	Nov. 30, 2010 Revenues [Member] Customer A [Member]	Nov. 30, 2009 Revenues [Member] Customer B [Member]	Nov. 30, 2011 Revenues [Member] Customer B [Member]	Nov. 30, 2012 Accounts Receivable [Member] One Customer [Member]	Nov. 30, 2010 Accounts Receivable [Member] One Customer [Member]	Nov. 30, 2011 Accounts Receivable [Member] Two Customers [Member]	Nov. 30, 2011 Base Amount for Exchange Rate [Member] USD ($)	Nov. 30, 2011 Base Amount for Exchange Rate [Member] CAD
Concentration Risk, Percentage					100.00%	98.00%	100.00%	10.00%	2.00%	100.00%	100.00%	100.00%
Cash and Cash Equivalents, at Carrying Value (in Dollars)	$ 497,016	$ 4,817,088	$ 789,136	$ 8,014,492										1,000,000
Foreign Currency Transaction Gain, before Tax (in Dollars)													$ 100,000